Commitments and contingencies (Details) - Other Commercial Commitments Maturity - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Other Commitment	$ 29.0	$ 9.7
Bank guarantees and performance bonds
Other Commitments [Line Items]
Less than 1 year	12.1
1-3 years	11.3
Thereafter	5.6
Other Commitment	$ 29.0	$ 9.7